Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2021	2022	2023
	(in thousands)
Trade payables	$964	$1,788	$—
Deferred tax liabilities	138	258	264
Contract liabilities:
License and development services agreement	2,706	404	—
Deferred revenue	—	—	—
Total contract liabilities	2,706	404	—